Income Taxes - Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory rate	27.10%	29.20%	29.20%
Effect of tax rates different than the Luxembourg statutory tax rate	(19.20%)	(13.20%)	(22.50%)
Change in valuation allowance	(8.00%)	(85.10%)	10.60%
Changes in unrecognized tax benefits	(0.80%)	(75.90%)	1.90%
Equity based compensation shortfall	(1.20%)	(7.00%)	1.40%
Change in enacted statutory tax rates	(0.50%)
Adjustments related to prior years	0.10%	5.10%	(2.00%)
Effective tax rate	(2.50%)	(146.90%)	18.60%